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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 09/30/2009

Check here if Amendment [ ]; Amendment Number: __________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Johnson Illington Advisors LLC
Address: 677 Broadway
         Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
Title: Chief Compliance Officer
Phone: 518-641-6858

Signature, Place, and Date of Signing:


Dianne McKnight                         Albany NY                11/11/2009
----------------------------   --------------------------   --------------------
[Signature]                           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-11456               _______________

[Repeat as necessary.]


                                     Page 1

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         54

Form 13F Information Table Value Total:     119874
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    28 -
02    28 -
03    28 -


                                     Page 2

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
QUANTITY CUSIP                       ISSUER                   SYMBOL  PRICE    MARKET VALUE  CLASS DISCRETION VOTING AUTHORITY
-------- -----                       ------                   ------ ------- --------------- ----- ---------- ----------------
  30785  002824100 ABBOTT LABS COM                              ABT  $ 49.47 $  1,522,933.95  Sole  Partial
  35493  00817Y108 AETNA US HEALTHCARE INC COM                  AET  $ 27.83 $    987,770.19  Sole  Partial
  55277  025816109 AMERICAN EXPRESS COMPANY                     AXP  $ 33.90 $  1,873,890.30  Sole  Partial
  23857  037411105 APACHE CORP                                  APA  $ 91.83 $  2,190,788.31  Sole  Partial
  13495  060505104 BANK OF AMERICA COM                          BAC  $ 16.92 $    228,335.40  Sole  Partial
  36475  067383109 BARD C R INC                                 BCR  $ 78.61 $  2,867,299.75  Sole  Partial
 173771  17275R102 CISCO SYSTEMS INC                           CSCO  $ 23.54 $  4,090,569.34  Sole  Partial
  80980  189754104 COACH INC COM                                COH  $ 32.92 $  2,665,861.60  Sole  Partial
  49858  194162103 COLGATE PALMOLIVE CO                          CL  $ 76.28 $  3,803,168.24  Sole  Partial
  39469  20825C104 CONOCOPHILLIPS COM                           COP  $ 45.16 $  1,782,420.04  Sole  Partial
  55465  237194105 DARDEN RESTAURANTS INC COM                   DRI  $ 34.13 $  1,893,020.45  Sole  Partial
  43660  25459L106 DIRECTV GROUP INC COM                        DTV  $ 27.58 $  1,204,142.80  Sole  Partial
  47026  30231G102 EXXON MOBIL CORP COM                         XOM  $ 68.61 $  3,226,453.86  Sole  Partial
  34645  354613101 FRANKLIN RESOURCES INC                       BEN  $100.60 $  3,485,287.00  Sole  Partial
  22873  369550108 GENERAL DYNAMICS CORP COM                     GD  $ 64.60 $  1,477,595.80  Sole  Partial
  63417  369604103 GENERAL ELECTRIC CO COM                       GE  $ 16.42 $  1,041,307.14  Sole  Partial
  36641  459200101 HASBRO INC                                   HAS  $ 27.75 $  1,016,787.75  Sole  Partial
  50350  428236103 HEWLETT PACKARD CO COM                       HPQ  $ 47.21 $  2,377,023.50  Sole  Partial
  35479  464287440 INTERNATIONAL BUSINESS MACHS CORP COM        IBM  $119.61 $  4,243,643.19  Sole  Partial
   2450  464287457 ISHARES TR BARCLAYS 1 3 YR TREAS INDEX FD    SHY  $ 84.01 $    205,824.50  Sole  Partial
   4418  464287705 ISHARES TR BARCLAYS 3-7 YR TREAS BD FD       IEI  $112.50 $    497,025.00  Sole  Partial
 106265  464287226 ISHARES TR BARCLAYS US AGGREGATE BD FD       AGG  $104.92 $ 11,149,323.80  Sole  Partial
   6645  464287713 ISHARES TR DOW JONES US TELECOMMUNICATIONS   IYZ  $ 18.86 $    125,324.70  Sole  Partial
  26170  464287721 ISHARES TR DOW JONES USTECHNOLOGY SECTORIN   IYW  $ 51.95 $  1,359,531.50  Sole  Partial
  51390  464287242 ISHARES TR IBOXX USD INVT GRADE CORP BD FD   LQD  $106.68 $  5,482,285.20  Sole  Partial
    930  464288612 ISHARES TR LEHMAN INTER GOVT CR BD FD        GVI  $106.42 $     98,970.60  Sole  Partial
 117875  464287465 ISHARES TR MSCI EAFE INDEX FD                EFA  $ 54.68 $  6,445,405.00  Sole  Partial
   9665  464287655 ISHARES TR S&P 500/ GROWTHINDEX FD ISHARES   IVW  $ 53.99 $    521,813.35  Sole  Partial
   5414  464287309 ISHARES TR S&P 500/ VALUEINDEX FD            IVE  $ 51.19 $    277,142.66  Sole  Partial
   1233  464287804 ISHARES TR S&P MICAP400/ GROWTH INDEXFUND    IJK  $ 73.75 $     90,933.75  Sole  Partial
    726  464287606 ISHARES TR S&P MIDCAP400/ VALUEINDEX FD      IJJ  $ 62.97 $     45,716.22  Sole  Partial
 121004  464287879 ISHARES TR S&P SMALLCAP 600 INDEX FD         IJR  $ 52.34 $  6,333,349.36  Sole  Partial
    431  464287408 ISHARES TR S&P SMALLCAP600/ GROWTHINDEX FD   IJT  $ 54.06 $     23,299.86  Sole  Partial
    779  464287887 ISHARES TR S&P SMALLCAP600/ VALUEINDEX FD    IJS  $ 56.14 $     43,733.06  Sole  Partial
  26510  478160104 JOHNSON & JOHNSON COM                        JNJ  $ 60.89 $  1,614,193.90  Sole  Partial
  61135  46625H100 JP MORGAN CHASE & CO COM ISIN#US46625H1005   JPM  $ 43.82 $  2,678,935.70  Sole  Partial
  99762  595635103 MIDCAP SPDR TRUST UNIT SER 1 S&P             MDY  $125.27 $ 12,497,185.74  Sole  Partial
 166725  68389X105 ORACLE CORP COM                             ORCL  $ 20.84 $  3,474,549.00  Sole  Partial
  33290  713448108 PEPSICO INC                                  PEP  $ 58.66 $  1,952,791.40  Sole  Partial
  53009  81369Y886 SECTOR SPDR TR SHS BEN INT UTILITIES         XLU  $ 29.33 $  1,554,753.97  Sole  Partial
  32545  81369y308 SECTOR SPDR TR SHS BENINT CONSUMER STAPLES   XLP  $ 25.46 $    828,595.70  Sole  Partial
  16550  81369y506 SECTOR SPDR TR SHS BENINT ENERGY             XLE  $ 53.92 $    892,376.00  Sole  Partial
  34570  81369y605 SECTOR SPDR TR SHS BENINT FINANCIAL          XLF  $ 14.94 $    516,475.80  Sole  Partial
  14085  81369y704 SECTOR SPDR TR SHS BENINT INDUSTRIAL         XLI  $ 26.34 $    370,998.90  Sole  Partial
  94771  81369Y100 SELECT SECTOR SPDR FD MATERIALS              XLB  $ 30.94 $  2,932,214.74  Sole  Partial
  24275  81369y407 SELECT SECTOR SPDR TRCONSUMER DISCRETIONAR   XLY  $ 27.47 $    666,834.25  Sole  Partial
  33465  81369y209 SELECT SECTOR SPDR TRHEALTH CARE FORMERLYC   XLV  $ 28.67 $    959,441.55  Sole  Partial
  36580  790849103 ST JUDE MED INC COM                          STJ  $ 39.01 $  1,426,985.80  Sole  Partial
  59815  78462F103 STANDARD & POORS DEPOSITARY RECEIPTS (SPDR   SPY  $105.59 $  6,315,865.85  Sole  Partial
  21815  898349105 TRUSTCO BK CORP NY                          TRST  $  6.25 $    136,343.75  Sole  Partial
  55938  913017109 UNITED TECHNOLOGIES CORP DEL COM             UTX  $ 60.93 $  3,408,302.34  Sole  Partial
   3030  922908769 VANGUARD INDEX FDS VANGUARDTOTAL STK MKTET   VTI  $ 53.59 $    162,377.70  Sole  Partial
  41309  92343V104 VERIZON COMMUNICATIONS COM                    VZ  $ 30.27 $  1,250,423.43  Sole  Partial
  31710  931142103 WAL MART STORES INC                          WMT  $ 49.09 $  1,556,643.90  Sole  Partial
                   TOTAL                                                     $119,874,266.59                   $114,169,458.61